Basis of preparation and accounting policies - Expected impact on transition (Details) - Forecast - IFRS 17 and IFRS 9 classification overlay $ in Billions	Jan. 01, 2022 USD ($)
Minimum
Estimated impact of IFRS 17 and IFRS 9 classification overlay
Increase (decrease) in shareholders' equity due to application of new standard	$ 18.9
Maximum
Estimated impact of IFRS 17 and IFRS 9 classification overlay
Increase (decrease) in shareholders' equity due to application of new standard	$ 19.8